Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transaction
One of the Plan’s investment options is AES common stock. Since AES is the parent company of IPALCO Enterprises, Inc. and IPALCO Enterprises, Inc. is the parent company of the Company, all investment transactions involving AES common stock qualify as party-in-interest transactions. However, the transactions are exempt from the prohibited transactions rules under ERISA. During 2025 and 2024, the Plan received $306,993 and $307,614 in common stock dividends from AES, respectively.

Certain Plan investments consist of shares of mutual funds and units of common/collective trust funds selected based on the recommendations of the Plan's investment advisor, an unrelated party. The Plan also holds investments sponsored by T. Rowe Price, which serves as a Trustee of the Plan. As a result, these investments constitute party-in-interest transactions. However, such transactions are exempt from the prohibited transaction provisions of ERISA pursuant to the applicable statutory and administrative exemptions.

T. Rowe Price provides certain administrative services to the Plan pursuant to a Master Plan Services Agreement (MSA) between the Company and T. Rowe Price. T. Rowe Price receives revenue from mutual fund and collective trust fund service providers for services T. Rowe Price provides to the funds. This revenue is used to offset certain amounts owed to T. Rowe Price for its administrative services provided to the Plan.
If the revenue received by T. Rowe Price from such mutual fund or collective trust fund service providers exceeds the amount owed under the MSA, T. Rowe Price remits the excess to the Plan's trust on a quarterly basis. Such amounts may be applied to pay plan administrative expenses or allocated to the accounts of participants. During 2025 and 2024, $56,862 and $64,895, respectively, was remitted to the Plan's trust. The Plan or the Company may make a payment to T. Rowe Price for administrative expenses not covered by sharing of the excess revenue.